Prepaid Expenses and Other Receivables, Net (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Aug. 23, 2025	Apr. 24, 2025	Feb. 15, 2023
Prepaid Expenses and Other Receivables, Net [Line Items]
Short term debt bearing interest rate			2.50%	3.80%	1.50%
Allowances of expected credit losses	$ 66,505,219	$ 8,482,809
Aggregate of allowances of expected credit losses	$ 779,850	$ 99,471